Non-Controlling Interests (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Financial Information of Material Non-Controlling Interest

Summarized financial information of Ambev, in which the company has material non-controlling interests, is as follows:

Million US dollar	2017	2016

Summarized balance sheet information
Current assets	7 472	7 329
Non-current assets	18 783	18 396
Current liabilities	8 672	8 829
Non-current liabilities	3 078	2 582
Equity attributable to equity holders	13 908	13 754
Non-controlling interests	597	560

Summarized income statement and comprehensive income information
Revenue	14 961	13 123
Net income	2 452	3 765

Attributable to:
Equity holders	2 290	3 611
Non-controlling interests	162	155

Net income	2 452	3 765
Other comprehensive income	809	(1 534)
Total comprehensive income	3 261	2 231

Attributable to:
Equity holders	3 090	2 190
Non-controlling interests	171	41

Summarized cash flow information
Cash flow from operating activities	5 583	3 552
Cash flow from investing activities	(960)	(1 697)
Cash flow from financing activities	(4 018)	(3 351)
Net increase/(decrease) in cash and cash equivalents	605	(1 496)